TIAA-CREF BOND FUND
(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1
dated August 24, 2011
to the February 1, 2011 Prospectus

PORTFOLIO MANAGEMENT CHANGE

As a result of a realignment within the TIAA-CREF Bond Fund’s (the “Fund”) investment adviser, Teachers Advisors, Inc., the portfolio management team of the Fund has changed as follows:

On pages 9 and 17 of the Fund’s Prospectus, Elizabeth Black and Steven Sterman should be removed from the Fund’s portfolio management team disclosure. In addition, John Cerra’s role as described on page 17 of the Prospectus should be changed to “Portfolio Manager, Government Sector”. The following persons should be added to the Fund’s portfolio management team on page 9 of the Prospectus.

Name:	Joseph Higgins, CFA	Steven Raab, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

The following persons also should be added to the Fund’s portfolio management team on page 17 of the Prospectus:

	Portfolio Role/ Coverage/ Expertise/ Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)

			At TIAA	Total	On Team
Name & Title

Joseph Higgins, CFA	Lead Portfolio	Teachers Insurance	1995	1995	2011
Managing Director	Manager and	and Annuity Association
	Asset Allocation	of America (“TIAA”) and its
advisory affiliates – 1995
to Present (fixed income
portfolio management)

Steven Raab, CFA	Portfolio Manager,	TIAA and its advisory	1991	1991	2011
Managing Director	Security Selection	affiliates – 1991 to
	Agency MBS Sector	Present (fixed income
portfolio management)

A13125 (8/11)

TIAA-CREF BOND PLUS FUND
(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1
dated August 24, 2011
to the February 1, 2011 Prospectus

PORTFOLIO MANAGEMENT CHANGE

As a result of a realignment within the TIAA-CREF Bond Plus Fund’s (the “Fund”) investment adviser, Teachers Advisors, Inc., the portfolio management team of the Fund has changed as follows:

On pages 8 and 17 of the Fund’s Prospectus, Elizabeth Black and Steven Sterman should be removed from the Fund’s portfolio management team disclosure. In addition, John Cerra’s role as described on page 17 of the Prospectus should be changed to “Portfolio Manager, Government Sector”. The following persons should be added to the Fund’s portfolio management team on page 8 of the Prospectus.

Name:	William Martin	Kevin R. Lorenz, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2006

The following persons also should be added to the Fund’s portfolio management team on page 17 of the Prospectus:

	Portfolio Role/ Coverage/ Expertise/ Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)

			At TIAA	Total	On Team
Name & Title

William Martin	Lead Portfolio	Teachers Insurance	2004	1996	2011
Managing Director	Manager and	and Annuity Association
	Asset Allocation	of America (“TIAA”) and its
advisory affiliates – 2004
to Present (fixed income
portfolio management)

Kevin R. Lorenz, CFA	Portfolio Manager,	TIAA and its advisory	1987	1987	2006
Managing Director	High-Yield Sector	affiliates – 1987 to
Present (Managing
Director, high-yield
portfolio management)

A13124 (8/11)

TIAA-CREF SHORT-TERM BOND FUND
(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1
dated August 24, 2011
to the February 1, 2011 Prospectus

PORTFOLIO MANAGEMENT CHANGE

As a result of a realignment within the TIAA-CREF Short-Term Bond Fund’s (the “Fund”) investment adviser, Teachers Advisors, Inc., the portfolio management team of the Fund has changed as follows:

On pages 8 and 16 of the Fund’s Prospectus, Elizabeth Black and Steven Sterman should be removed from the Fund’s portfolio management team disclosure. In addition, John Cerra’s role as described on page 16 of the Prospectus should be changed to “Lead Portfolio Manager”. The following person should be added to the Fund’s portfolio management team on page 8 of the Prospectus.

Name:	Richard Cheng
Title:	Managing Director
Experience on Fund:	since 2011

The following person also should be added to the Fund’s portfolio management team on page 16 of the Prospectus:

	Portfolio Role/ Coverage/ Expertise/ Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)

			At TIAA	Total	On Team
Name & Title

Richard Cheng	Portfolio	Teachers Insurance	1997	1991	2011
Managing Director	Manager,	and Annuity Association
	Corporate	of America (“TIAA”) and its
	Sector	advisory affiliates – 1997
to Present (fixed income
portfolio management)

A13126 (8/11)

TIAA-CREF TAX-EXEMPT BOND FUND
(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 2
dated August 24, 2011
to the February 1, 2011 Prospectus

PORTFOLIO MANAGEMENT CHANGE

As a result of a realignment within the TIAA-CREF Tax-Exempt Bond Fund’s (the “Fund”) investment adviser, Teachers Advisors, Inc., the portfolio management team of the Fund has changed as follows:

On pages 8 and 16 of the Fund’s Prospectus, Steven Sterman should be removed from the Fund’s portfolio management team disclosure. In addition, Barnet Sherman’s role as described on page 16 of the Prospectus should be changed to “Lead Portfolio Manager”. The following person should be added to the Fund’s portfolio management team on page 8 of the Prospectus:

Name:	Stephen Liberatore, CFA
Title:	Managing Director
Experience on Fund:	since 2011

The following person also should be added to the Fund’s portfolio management team on page 16 of the Prospectus:

	Portfolio Role/ Coverage/ Expertise/ Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)

			At TIAA	Total	On Team
Name & Title

Stephen Liberatore, CFA	Portfolio	Teachers Insurance	2004	1994	2011
Managing Director	Manager,	and Annuity Association
	Investment	of America (“TIAA”) and its
	Selection	advisory affiliates – 2004
to Present (fixed income
research and portfolio
management)

A13127 (8/11)

TIAA-CREF BOND INDEX FUND
(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1
dated August 24, 2011
to the February 1, 2011 Prospectus

PORTFOLIO MANAGEMENT CHANGE

As a result of a realignment within the TIAA-CREF Bond Index Fund’s (the “Fund”) investment adviser, Teachers Advisors, Inc., the portfolio management team of the Fund has changed as follows:

On pages 8 and 16 of the Fund’s Prospectus, Elizabeth Black and Steven Sterman should be removed from the Fund’s portfolio management team disclosure. In addition, Lijun (Kevin) Chen’s role as described on page 16 of the Prospectus should be changed to “Lead Portfolio Manager”. The following person should be added to the Fund’s portfolio management team on page 8 of the Prospectus.

Name:	James Tsang, CFA
Title:	Director
Experience on Fund:	since 2011

The following person also should be added to the Fund’s portfolio management team on page 16 of the Prospectus:

	Portfolio Role/ Coverage/ Expertise/ Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)

			At TIAA	Total	On Team
Name & Title

James Tsang, CFA	Quantitative	Teachers Insurance	2007	1997	2011
Director	Portfolio	and Annuity Association
	Management	of America (“TIAA”) and its
advisory affiliates – 2007
to Present, 2002 – 2007
AIG Investments
(quantitative analyst)

A13128 (8/11)

TIAA-CREF FUNDS

SUPPLEMENT NO. 2
dated August 24, 2011
to the Statement of Additional Information (“SAI”) dated February 1, 2011

PORTFOLIO MANAGEMENT CHANGES

As a result of realignments within the TIAA-CREF Funds’ investment adviser, Teachers Advisors, Inc., the portfolio management teams of some of the TIAA-CREF Funds has changed, therefore requiring changes in the chart entitled “Additional Information Regarding Portfolio Managers” on page B-42 of the SAI concerning these teams.

Elizabeth Black and Steven Sterman are no longer members of the portfolio management team for the Bond Fund, Bond Plus Fund, Bond Index Fund and Short-Term Bond Fund. Steven Sterman is also no longer a member of the portfolio management team for the Tax-Exempt Bond Fund. Therefore, the rows containing information on them set forth on page B-42 of the SAI should be deleted in their entirety.

Joseph Higgins, Steven Raab, William Martin, Kevin Lorenz, James Tsang, Richard Cheng, and Stephen Liberatore each have been added as portfolio managers to one or more TIAA-CREF Funds as listed in the chart below. Therefore, the following information with respect to these individuals should be added to the chart appearing on page B-42 of the SAI.

	Number of Other Accounts Managed		Total Assets in Accounts Managed (millions)

Name of Portfolio Manager*	Registered Investment Companies	Other Pooled Investment Vehicles	Registered Investment Companies	Other Pooled Investment Vehicles	Dollar Range of Equity Securities Owned in Fund

Bond Fund
Joseph Higgins, CFA	1	0	$14,717	$0	$10,001 – 50,000
Steven Raab, CFA	2	0	$25,301	$0	$10,001 – 50,000
Bond Plus Fund
Kevin R. Lorenz, CFA	1	0	$1,952	$0	$10,001 – 50,000
William Martin	0	0	$977	$0	$10,001 – 50,000
Short-Term Bond Fund
Richard Cheng	0	0	$661	$0	$10,001 – 50,000
Tax-Exempt Bond Fund
Stephen Liberatore, CFA	3	1	$21,249	$59	$0
Bond Index Fund
James Tsang, CFA	0	0	$1,572	$0	$0

* The information in this chart is as of July 29, 2011.

We are correcting certain information contained in the final footnote to the Trustee compensation table for the fiscal period ended 10/31/10 appearing on page B-29 of the SAI. The following shall replace in its entirety the final sentence of the third footnote to table.

“For the fiscal period ended October 31, 2010, Mr. Berkley elected to defer $34,250, Mr. Poterba elected to defer $17,875 and Mr. Sloan elected to defer $50,750 of total compensation from the TIAA-CREF Fund Complex.”

A13129 (8/11)